Debt Obligations and Commitments (Schedule of Long and Short-Term Debt Contractual Commitments) (Details) - USD ($) $ in Millions		Dec. 27, 2014	Mar. 22, 2014	Dec. 28, 2013
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months		$ 4,096.0
Long Term Debt Total Repayments Of Principal After One Year	[1],[2]	23,446.0
Long-term Debt, Maturing in One Year or Less	[3]	0.0
Long-term Debt, Current Maturities		2,200.0
Commercial paper (0.1% and 0.1%)		746.0		$ 2,924.0
Short-term debt obligations		(5,076.0)		(5,306.0)
Long-term debt obligations, gross		27,917.0		26,557.0
Less: current maturities of long-term debt obligations		(2,200.0)
Long-term Debt Obligations		23,821.0		24,333.0
Long-term Debt, Maturing in Years Two and Three	[1],[2]	5,108.0
Long-term Debt, Maturing in Years Four and Five	[1],[2]	4,863.0
Long-term Debt, Maturities, Repayments of Principal after Year Five	[1],[2]	13,475.0
Interest on Long-term Debt due	[1],[4]	8,839.0
Interest on Long-term Debt due in Twelve Months	[1],[4]	873.0
Interest on Long-term Debt due in Two and Three Years	[1],[4]	1,553.0
Interest on Long-term Debt due in Four and Five Years	[1],[4]	1,245.0
Interest on Long-term debt due after Five years	[1],[4]	5,168.0
Operating Leases, Future Minimum Payments Due	[1]	1,894.0
Operating Leases, Future Minimum Payments Due, Next Twelve Months	[1]	403.0
Operating Leases, Future Minimum Payments, Due in Two and Three Years	[1]	631.0
Operating Leases, Future Minimum Payments, Due in Four and Five Years	[1]	387.0
Operating Leases, Future Minimum Payments, Due Thereafter	[1]	473.0
Unrecorded Unconditional Purchase Obligation	[1],[5]	1,985.0
Unrecorded Unconditional Purchase Obligation, Due in Next Twelve Months	[1],[5]	693.0
Unrecorded unconditional purchase obligation, due in years two and three	[1],[5]	873.0
unrecorded unconditional purchase obligation, due in years four and five	[1],[5]	293.0
Unrecorded Unconditional Purchase Obligation, Due after Five Years	[1],[5]	126.0
Marketing Commitments	[1],[5]	2,178.0
Marketing Obligation, Due in Next Twelve Months	[1],[5]	391.0
Marketing Obligation, Due in Two and Three Years	[1],[5]	647.0
Marketing Obligation, Due in Four to Five Years	[1],[5]	525.0
Marketing obligation, due after five years	[1],[5]	615.0
Total Long Term Contractual Commitments	[1]	38,342.0
Total Long Term Contractual Commitments Due Current	[1]	2,360.0
Total Long Term Contractual Commitments Due in Two and Three Years	[1]	8,812.0
Total Long Term Contractual Commitments Due in Four and Five Years	[1]	7,313.0
Total Long Term Contractual Commitments Due after Five Years	[1]	19,857.0
Increase Decrease In Carrying Value Of Debt In Interest Rate Fair Value Hedge		179.0
Current Maturities Of Long-Term Debt
Debt Instrument [Line Items]
Long-term Debt, Current Maturities		4,096.0		2,224.0
Less: current maturities of long-term debt obligations		(4,096.0)		(2,224.0)
Other Borrowings (7.4% And 7.6%)
Debt Instrument [Line Items]
Other borrowings (7.4% and 7.6%)		$ 234.0		$ 158.0
Interest rate on debt		17.70%		12.40%
Notes Due 2014
Debt Instrument [Line Items]
Notes due		$ 0.0		$ 2,219.0
Interest rate on debt		0.00%		5.30%
Notes Due 2015 [Member]
Debt Instrument [Line Items]
Notes due		$ 4,093.0		$ 4,116.0
Interest rate on debt		1.40%		1.20%
Notes Due 2016
Debt Instrument [Line Items]
Notes due		$ 3,099.0		$ 3,106.0
Interest rate on debt		2.60%		2.50%
Notes Due 2017
Debt Instrument [Line Items]
Notes due		$ 2,004.0		$ 1,258.0
Interest rate on debt		1.60%		2.00%
Notes Due 2018
Debt Instrument [Line Items]
Notes due		$ 3,410.0		$ 3,439.0
Interest rate on debt		4.40%		4.30%
Notes Due 2019 [Member] [Member]
Debt Instrument [Line Items]
Notes due		$ 1,631.0		$ 1,635.0
Interest rate on debt		3.70%		3.70%
Notes Due 2020 to 2044 [Member] [Member]
Debt Instrument [Line Items]
Notes due		$ 13,640.0		$ 10,738.0
Interest rate on debt		3.90%		4.00%
Other Debt Instruments due 2015 to 2019 [Member] [Domain] [Member]
Debt Instrument [Line Items]
Other notes due		$ 40.0		$ 46.0
Interest rate on debt		4.40%		4.40%
Five Year Unsecured Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity		$ 3,772.5
Line of Credit Facility, Maximum Borrowing Capacity		4,500.0
Long-term Line of Credit		2,925.0
364 Day Unsecured Revolving Credit Agreement [Member] [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		2,925.0
Zero Point Nine Five Zero Percent Senior Notes Due 2017 [Domain] | Notes Due 2017
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 750.0
Debt Instrument, Interest Rate, Stated Percentage			0.95%
Four Point Two Five Zero Percent Senior Notes Due 2044 [Domain]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 500.0
Debt Instrument, Interest Rate, Stated Percentage		4.25%
International [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		$ 228.0
Pbg And Pas Acquisition [Member]
Debt Instrument [Line Items]
Fair Value Step Up Of Debt Acquired In Connection With Our Acquisitions		$ 196.0

[1]	Based on year-end foreign exchange rates. We expect to make net cash tax payments of approximately $300 million within the next 12 months, as discussed further in Note 5. Reserves for uncertain tax positions are excluded from the table above as we are unable to reasonably predict the ultimate amount or timing of any other settlements.
[2]	Excludes $4,096 million related to current maturities of long-term debt, $196 million related to the fair value step-up of debt acquired in connection with our acquisitions of PBG and PAS and $179 million related to the increase in carrying value of long-term debt representing the gains on our fair value interest rate swaps.
[3]	Based on quoted market prices in active markets.
[4]	Interest payments on floating-rate debt are estimated using interest rates effective as of December 27, 2014.
[5]	Primarily reflects non-cancelable commitments as of December 27, 2014.